Property and equipment (Tables)	12 Months Ended
Dec. 31, 2023
Property And Equipment
Schedule of useful life of property and equipment

Asset category	Useful life (in years)
Buildings	40
Leasehold improvements	24 to 40
Machinery and equipment	10 to 20
Facilities	11
Furniture and fixtures	3 to 12
Others	3 to 5

Schedule of reconciliation of changes in property, plant and equipment

	Balance at 12.31.2022	Additions	Remeasurement	Impairment	Depreciation	Write-offs (**)	Transfers (*)	Exchange rate changes	Deconsolidation Éxito (***)	Balance at 12.31.2023

Land	422	-	-	-	-	(191)	(2)	198	(195)	232
Buildings	445	26	-	(8)	(17)	(71)	7	251	(272)	361
Leasehold improvements	1,454	87	-	-	(142)	(184)	231	24	(64)	1,406
Machinery and equipment	905	200	-	-	(156)	(55)	95	85	(157)	917
Facilities	117	5	-	-	(21)	(12)	18	(2)	(2)	103
Furniture and fixtures	338	82	-	-	(52)	(19)	(12)	30	(39)	328
Construction in progress	116	477	-	-	-	(17)	(480)	(1)	(26)	69
Other	32	42	-	-	(10)	(2)	-	2	(4)	60
Total	3,829	919	-	(8)	(398)	(551)	(143)	587	(759)	3,476

Lease – right of use:
Buildings	3,015	487	382	-	(428)	(221)	-	181	(315)	3,101
Equipment	-	4	-	-	-	-	-	1	(5)	-
Land	-	-	-	-	-	-	-	-	-	-
	3,015	491	382	-	(428)	(221)	-	182	(320)	3,101
Total	6,844	1,410	382	(8)	(826)	(772)	(143)	769	(1,079)	6,577

(*)	The main effects are R$134 transferred to intangibles, R$(9) for real estate inventory and R$18 to others
(**)	The main effects of write-offs are related to the Sales and Leaseback transaction described in the note 1.3 and the sale of Barra da Tijuca store (Note 1.4).
(***)	See Note nº 1.2

	Balance at 12.31.2021	Additions	Remeasurement	Impairment	Depreciation	Write-offs	Transfers (*)	Exchange rate changes	Assets held for sale or distribution (**)	Balance at 12.31.2022

Land	3,125	15	-	-	-	(5)	(14)	(437)	(2,262)	422
Buildings	4,008	69	-	-	(126)	(14)	(5)	(653)	(2,834)	445
Leasehold improvements	1,809	143	-	(2)	(197)	(43)	227	(41)	(442)	1,454
Machinery and equipment	1,616	385	-	-	(295)	(73)	139	(167)	(700)	905
Facilities	197	11	-	-	(33)	(7)	30	5	(86)	117
Furniture and fixtures	614	176	-	-	(121)	(27)	23	(59)	(268)	338
Construction in progress	171	644	-	-	-	(13)	(615)	(17)	(54)	116
Other	33	13	-	-	(12)	(3)	9	(2)	(6)	32
Total	11,573	1,456	-	(2)	(784)	(185)	(206)	(1,371)	(6,652)	3,829

Lease – right of use:
Buildings	4,728	430	716	(6)	(736)	(168)	-	(360)	(1,589)	3,015
Equipment	38	10	-	-	(9)	-	-	(7)	(32)	-
Land	5	-	-	-	(1)	-	-	-	(4)	-
	4,771	440	716	(6)	(746)	(168)	-	(367)	(1,625)	3,015
Total	16,344	1,896	716	(8)	(1,530)	(353)	(206)	(1,738)	(8,277)	6,844

(*)	The main effects are R$126 transferred to intangible assets and R$33 to real estate inventory – Grupo Éxito.
(**)	Note 1.2

Schedule of detailed information about property, plant and equipment
	Balance at 12.31.2023			Balance at 12.31.2022
	Cost	Accumulated depreciation	Net	Cost	Accumulated depreciation	Net

Land	232	-	232	422	-	422
Buildings	683	(322)	361	812	(367)	445
Leasehold improvements	2,962	(1,556)	1,406	3,032	(1,578)	1,454
Machinery and equipment	2,470	(1,553)	917	2,403	(1,498)	905
Facilities	371	(268)	103	382	(265)	117
Furniture and fixtures	927	(599)	328	915	(577)	338
Construction in progress	69	-	69	116	-	116
Other	157	(97)	60	125	(93)	32
	7,871	(4,395)	3,476	8,207	(4,378)	3,829

Lease – right of use:
Buildings	6,164	(3,063)	3,101	5,805	(2,790)	3,015
Equipment	-	-	-	37	(37)	-
Land	-	-	-	-	-	-
	6,164	(3,063)	3,101	5,842	(2,827)	3,015
Total	14,035	(7,458)	6,577	14,049	(7,205)	6,844

Schedule of reconciliation of additions to property and equipment

	2023	2022

Additions (i)	1,410	1,896
Lease	(491)	(431)
Capitalized borrowing costs	(9)	(37)
Property and equipment financing - Additions (ii)	(874)	(1,474)
Property and equipment financing - Payments (ii)	978	1,444
Total	1,014	1,398

(i)	The additions are related to the purchase of operating assets, acquisition of land and buildings to expand activities, building of new stores, improvements of existing distribution centers and stores and investments in equipment and information technology.
(ii)	The additions to property and equipment above are presented to reconcile the acquisitions during the year with the amounts presented in the statement of cash flows net of items that did not impact cash flow.